OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2019
OTHER ASSETS, NET
OTHER ASSETS, NET

NOTE 14. OTHER ASSETS, NET

As of December 31, 2019 and 2018 the Bank’s other assets, net consist of:

Other Assets	December 31, 2019	December 31, 2018
In millions of COP
Tax advance	838,721	867,120
Marketable and non-marketable for sale assets, net	828,382	654,207
Other receivables (1)	766,251	286,583
Prepaid expenses	365,143	346,012
Assets pledged as colateral	334,190	248,662
Receivables related to abandoned accounts (2)	206,027	172,671
Accounts receivable from contracts with customers (3)	169,109	86,759
Receivable Sales of goods and service	136,139	141,098
Commission receivables	123,306	99,185
Balance in credit card clearning house	111,905	61,539
Operating leases	74,938	55,450
Interbank Borrowings not classified as cash equivalents	51,701	55,690
Taxes receivable	38,001	4,882
Commission for letters of credit	25,607	25,399
Debtors	19,348	22,054
Others	273,253	133,873
Total other assets	4,362,021	3,261,184
Allowance others	(124,772)	(64,139)
Total other assets, net	4,237,249	3,197,045
(1)

As of December 31, 2019, corresponds to receivables from importations product, bank acceptances, reconciling entries from correspondent banks, tax receivables from DIAN, derivative receivables, debt securities and spot transactions, TIP interests, and others.

(2)

Corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).

(3)	See Note 25.3 Fees and commissions.